PGIM Emerging Markets Debt Hard Currency Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	97 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
JP Morgan Emerging Markets Bond Index Global Diversified Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%	3.06% [1]
A
Prospectus [Line Items]
Average Annual Return, Percent		10.90%	0.90%	1.98%
Performance Inception Date	Dec. 12, 2017
C
Prospectus [Line Items]
Average Annual Return, Percent		12.58%	0.80%	1.63%
Performance Inception Date	Dec. 12, 2017
Z
Prospectus [Line Items]
Average Annual Return, Percent		14.95%	1.87%	2.70%
Performance Inception Date	Dec. 12, 2017
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.65%	(1.04%)	0.00%
Performance Inception Date	Dec. 12, 2017
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.73%	0.08%	0.82%
Performance Inception Date	Dec. 12, 2017
R6
Prospectus [Line Items]
Average Annual Return, Percent		14.91%	1.95%	2.78%
Performance Inception Date	Dec. 12, 2017

[1]	Since Inception return for the Index is measured from the month-end closest to the Fund's inception date.